UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                     Form 13F

                                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):           [ ] is a restatement.
                                                           [ ] adds new holdings
                                                                  entries.
Institutional Investment Manager Filing this Report.

Name:    ACF Industries, Incorporated
                  (as sponsor of the ACF Pension Plans)
Address:          620 N. Second Street
                  St. Charles, Missouri  63301

File 13F File Number:  28-6948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gail Golden
Title:   Assistant Secretary
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Gail Golden               New York, New York              2/11/00
[Signature]                                 [City, State]                 [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[ ] 13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)












































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                                               Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:              $79,265
                                                                     (thousands)


List of Other Included Managers:  None


































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

                           FORM 13F INFORMATION TABLE
                     AS OF DECEMBER 31, 1999 (SEC USE ONLY)
                 NAME OF REPORTING MANAGER:  ACF Industries, Incorporated (as sponsor of the ACF Pension Plans)
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None

Arrow Electrs   Com        042735100   1,269      50,000    X                                       50,000
Inc.

AT&T Corp.      Com        001957109   7,622     150,000    X                                      150,000

Avnet Inc.      Com        053807103   1,513      25,000    X                                       25,000

Bausch &.       Com        071707103     260       3,800    X                                        3,800
Lomb Inc.

BCE Inc.        Com        05534B109   1,804      20,000    X                                       20,000

Burlington      Com        12189T104     719      29,658    X                                       29,658
Northn
Santa Fe Corp.

Burlington      Com        122014103     496      15,000    X                                       15,000
Resources Inc.

Canadian        Com        135923100   1,078      50,000    X                                       50,000
PAC Ltd.

Coca Cola       Com        191219104   1,811      90,000    X                                       90,000
Enterprises
Inc.

Cox             CLA        224044107   1,570      30,480    X                                       30,480
Communications,
Inc.

General         Com        369604103   7,738      50,000    X                                       50,000
Electric Co.

General Mtrs.   Com        370442105   1,817      25,000    X                                       25,000
Corp.

Int'l Business  Com        459200101   8,630      80,000    X                                       80,000
Machines

Kerr McGee      Com        492386107   1,860      30,000    X                                       30,000
Corp.

                COLUMN TOTAL          38,187

02/10/00; 10:13 AM
24950/1720/DOCS/417582.1




Koninklijke     Sponsored  500472204   1,242       9,200    X                                        9,200
Philips         ADR New
Electrs NV

Lockheed        Com        539830109   1,077      49,218    X                                       49,218
Martin Corp.

Lowes Cos.      Com        548661107   9,560     160,000    X                                      160,000
Inc.

Lucent          Com        549463107   9,722     129,632    X                                      129,632
Technologies
Inc.

Magna           CLA        559222401     424      10,000    X                                       10,000
International
Inc.

Martin          Com        573284106   1,043      25,445    X                                       25,445
Marietta
Materials Inc.

Morgan, J P     Com        616880100   3,166      25,000    X                                       25,000
& Co. Inc.

Murphy Oil      Com        626717102     710      12,375    X                                       12,375
Corp.

NCR Corp. New   Com        62886E108     237       6,250    X                                        6,250

Occidental      Com        674599105     433      20,000    X                                       20,000
Pete Corp.

Pfizer Inc.     Com        717081103   5,839     180,000    X                                      180,000
                $0.10 PV

Times Mirror    Com        887364107     865      12,911    X                                       12,911
Co.             Ser A

Unisys Corp.    Com        909214108   2,236      70,000    X                                       70,000

United          Com        913017109   1,300      20,000    X                                       20,000
Technologies
Corp.

USX-U S STL     Com        90337T101     387      11,731    X                                       11,731
Group

XTRA Corp.      Com        984138107   1,492      35,000    X                                       35,000

                COLUMN TOTAL          39,733


02/10/00; 10:13 AM
24950/1720/DOCS/417582.1

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BG              PLC ADR    055434203     387      12,548    X                                       12,548
                Final
                Installment

British Awys    PLC        110419306     258       4,000    X                                        4,000
                ADR
                2nd
                Installment

Imperiall       PLC        452704505     319       7,500    X                                        7,500
Chemical        ADR
Industries

Delphi          Com        247126105     275      17,473    X                                       17,473
Automotive
Sys. Corp.

Pactiv
Corporation     Com        695257105     106      10,000    X                                       10,000

                TOTAL                 79,265






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